General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Regulatory Assets and Liabilities [Table Text Block]
Our current and noncurrent regulatory asset and liability balances for the years ended December 31, 2017 and 2016 are as follows:

	December 31,
	2017	2016
	(Millions)
Current assets reported within Other current assets and deferred charges	$102	$91
Noncurrent assets reported within Regulatory assets, deferred charges, and other	299	299
Total regulated assets	$401	$390

Current liabilities reported within Other accrued liabilities	$18	$11
Noncurrent liabilities reported within Regulatory liabilities and other	1,234	480
Total regulated liabilities	$1,252	$491